        As filed with the Securities and Exchange Commission on August 26, 2005.
                                                      Registration No. 333-70728


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 10

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 31

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
(formerly, The Manufacturers Life Insurance Company (U.S.A.) Separate Account H)
                           (Exact name of Registrant)

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
          (formerly, The Manufacturers Life Insurance Company (U.S.A.))
                               (Name of Depositor)

                              38500 Woodward Avenue
                        Bloomfield Hills, Michigan 48304
              (Address of Depositor's Principal Executive Offices)

                                 (617) 663-3000
               (Depositor's Telephone Number Including Area Code)

                           Arnold R. Bergman, Esquire
                  John Hancock Life Insurance Company (U.S.A.)
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Suite 300 West
                                1300 I Street, NS
                            Washington, DC 20005-3306


Title of Securities Being Registered:  Variable Annuity Insurance Contracts

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     ___ on August 1, 2005 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on , 2005 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     _X_ this post-effective amendment delays effectiveness for a previously filed post-effective amendment.

This registration statement also relates to variable annuity contracts covered by earlier registration statements under file no. 333- 70730.

Registrants Prospectus, Statement of Additional Information and Part C are hereby incorporated by reference to PEA No. 9 (Accession Number:
0000950135-05-003379) filed with the Commission on June 17, 2005

The sole purpose of this amendment is to delay the effectiveness of Post-Effective Amendment No. 9, filed June 17, 2005

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all the requirements for effectiveness of this post-effective amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and they have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this __ day of August, 2005.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
SEPARATE ACCOUNT H
(Registrant)

By:      JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
         (Depositor)


By:      /s/ James P. O'Malley
         ---------------------
         James P. O'Malley
         President


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)


By:      /s/ James P. O'Malley
         ---------------------
         James P. O'Malley
         President

                                   SIGNATURES

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 26th day of August, 2005.

Signature                                       Title
---------                                       -----

*                                               Director, Chairman
---------------------------
John D. DesPrez  III


/s/ James P. O'Malley                           Director, President
---------------------------                     (Principal Executive Officer)
James P. O'Malley


/s/ Marc Costantini                             Executive Vice President and CFO
---------------------------                     (Principal Financial Officer)
Marc Costantini


/s/ Patrick Gill                                Senior Vice President, Controller
---------------------------                     (Principal Accounting Officer)
Patrick Gill


*                                               Director, Senior Vice President Human Resources
---------------------------
Alison Alden


*                                               Director, Executive Vice President, Annuities
---------------------------
James R. Boyle


*                                               Director, Executive Vice President, Life Insurance
---------------------------
Robert A. Cook


*                                               Director
---------------------------
John R. Ostler


*                                               Director
---------------------------
Rex Schlaybaugh, Jr.


*                                               Director
---------------------------
Diana Scott


*                                               Director, Executive Vice President Investments
---------------------------
Warren Thomson


/s/ Arnold R. Bergman
---------------------------
Arnold R. Bergman
Pursuant to Power of Attorney